Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	NWLIC
Entity Registrant Name	NATIONWIDE LIFE INSURANCE CO
Entity Central Index Key	0000205695
Entity Filer Category	Non-accelerated Filer